Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

WISeKey has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2019, WISeKey holds one finance lease for IT equipment in our datacenter, 6 operating leases, and 9 short-term leases. One of its short-term leases is for a vehicle, whilst all other short-term and operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised. The finance lease contains an option to purchase the assets at the end of the lease which we have assumed will be exercised and so has been included in the calculation of the right of use asset and lease liability.

We have elected the short-term lease practical expedient related to leases of various premises and equipment. We have elected the practical expedients related to lease classification of leases that commenced before the effective date of ASC 842.

In the years 2019, 2018, and 2017 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Finance lease cost:
Amortization of right-of-use assets	31	-	-
Interest on lease liabilities	8	-	-
Operating lease cost:
Fixed rent expense	567	561	481
Short-term lease cost	63	61	54
Net lease cost	669	622	535
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	669	622	535
Net lease cost	669	622	535

In the year 2019, we had the following cash and non-cash activities associated with our leases:

As at December 31,
USD'000	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	47
Operating cash flows from operating leases	550
Financing cash flows from finance leases	8
Non-cash investing and financing activities :
Net lease cost	669
Additions to ROU assets obtained from:
New finance lease liabilities*	321
New operating lease liabilities*	3,768

*In line with the new standard ASC 842 “Leases” and its transition guidance, we considered all leases as new leases in 2019.

As at December 31, 2019, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2020	578	13	114	705
2021	540	-	114	654
2022	370	-	57	427
2023	294	-	-	294
2024 and beyond	1,337	-	-	1,337
Total future minimum operating and short-term lease payments	3,119	13	285	3,417
Less effects of discounting	(340)	-	(13)	(353)
Less effects of practical expedient	-	(13)	-	(13)
Lease liabilities recognized	2,779	-	272	3,051

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2020	705
2021	654
2022	427
2023	294
2024 and beyond	1,337
Total future minimum operating and short-term lease payments	3,417

As of December 31, 2019, the weighted-average remaining lease term was 2.5 years for our finance lease and 6.83 years for operating leases.

For our finance lease, the implicit rate was calculated as 5.17%. For our operating leases and because we generally do not have access to the implicit rate in the lease, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2019 was 3.82%.